iShares
®
MSCI Netherlands ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .9%
Ferrari Group PLC ........................ 30,788 $ 332,956
InPost SA
(a) (b)
............................ 145,867 1,712,777
PostNL N.V.
(b)
........................... 379,708 448,184
2,493,917
Banks  —  10 .5%
ABN AMRO Bank N.V., CVA
(c)
................ 193,394 6,552,583
ING Groep N.V. .......................... 929,129 24,091,359
30,643,942
a
Beverages  —  6 .0%
Coca-Cola Europacific Partners PLC ............ 69,323 6,356,226
Heineken Holding N.V. ..................... 49,325 3,526,714
Heineken N.V. ........................... 92,539 7,548,512
17,431,452
a
Biotechnology  —  0 .4%
Pharming Group N.V.
(a)
..................... 761,237 1,275,429
a
Broadline Retail  —  8 .6%
Prosus N.V. , Class N
(a)
..................... 398,483 25,121,941
a
Capital Markets  —  2 .2%
Allfunds Group PLC ....................... 211,632 1,980,293
CVC Capital Partners PLC
(c)
................. 115,896 1,914,084
Flow Traders Ltd.
(a)
........................ 38,775 1,073,120
Van Lanschot Kempen N.V. .................. 23,349 1,411,185
6,378,682
a
Chemicals  —  3 .7%
Akzo Nobel N.V. ......................... 61,952 4,027,400
Corbion N.V. , Class C ...................... 57,897 1,296,170
DSM-Firmenich AG ....................... 60,098 4,943,241
OCI N.V.
(a)
............................. 119,315 470,336
10,737,147
a
Construction & Engineering  —  1 .5%
Fugro N.V. , Class C ....................... 123,370 1,246,452
Koninklijke BAM Groep N.V. ................. 173,243 1,722,983
Koninklijke Heijmans N.V. ................... 20,959 1,464,806
4,434,241
a
Consumer Staples Distribution & Retail  —  4 .1%
Koninklijke Ahold Delhaize N.V. ............... 276,533 11,448,026
Sligro Food Group N.V. ..................... 27,571 316,146
11,764,172
a
Diversified Telecommunication Services  —  2 .1%
Koninklijke KPN N.V. ...................... 1,303,234 5,970,734
a
Electrical Equipment  —  1 .1%
Signify N.V.
(c)
............................ 75,057 1,777,638
TKH Group N.V. ......................... 31,256 1,393,826
3,171,464
a
Energy Equipment & Services  —  0 .7%
SBM Offshore N.V. ........................ 75,274 2,147,126
a
Entertainment  —  3 .1%
Universal Music Group N.V. .................. 346,435 8,902,581
a
Financial Services  —  5 .2%
Adyen N.V.
(a) (c)
........................... 7,680 12,003,535
EXOR N.V. ............................. 36,740 3,095,224
15,098,759
a
Security Shares Value
a
Food Products  —  1 .0%
JDE Peet's N.V. .......................... 77,433 $ 2,844,293
a
Health Care Equipment & Supplies  —  2 .5%
Koninklijke Philips N.V. ..................... 259,706 7,326,275
a
Hotels, Restaurants & Leisure  —  0 .5%
Basic-Fit N.V.
(a) (b) (c)
........................ 47,413 1,562,053
a
Insurance  —  5 .0%
Aegon Ltd. ............................. 493,834 3,993,641
ASR Nederland N.V. ....................... 58,132 3,924,961
NN Group N.V. .......................... 91,126 6,612,954
14,531,556
a
Machinery  —  0 .6%
Aalberts N.V. ............................ 57,062 1,840,024
a
Media  —  0 .4%
Havas N.V. ............................. 70,456 1,188,399
a
Metals & Mining  —  0 .4%
AMG Critical Materials N.V. .................. 34,948 1,076,356
a
Oil, Gas & Consumable Fuels  —  0 .6%
Koninklijke Vopak N.V. ..................... 37,027 1,677,027
a
Pharmaceuticals  —  0 .2%
Pharvaris N.V.
(a) (b)
......................... 25,217 715,658
a
Professional Services  —  4 .1%
Arcadis N.V. ............................ 41,464 1,835,386
Randstad N.V. ........................... 53,461 2,080,489
Wolters Kluwer N.V. ....................... 74,214 7,871,394
11,787,269
a
Retail REITs  —  0 .8%
Eurocommercial Properties N.V. ............... 42,273 1,302,731
Wereldhave N.V. ......................... 42,065 975,817
2,278,548
a
Semiconductors & Semiconductor Equipment  —  27 .6%
ASM International N.V. ..................... 15,007 8,301,547
ASML Holding N.V. ....................... 64,055 67,747,932
BE Semiconductor Industries N.V. ............. 27,632 4,185,419
80,234,898
a
Software  —  2 .4%
Nebius Group N.V. , Class A
(a)
................. 69,500 6,593,465
TomTom N.V.
(a)
.......................... 65,993 409,879
7,003,344
a
Trading Companies & Distributors  —  3 .6%
AerCap Holdings N.V. ...................... 59,869 8,022,446
IMCD N.V. ............................. 26,315 2,361,900
10,384,346
a
Total Long-Term Investments — 99.8%
(Cost: $ 287,500,185 ) ................................ 290,021,633

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(d) (e) (f)
...................... 3,513,112 $ 3,514,869
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(d) (e)
............................ 103,560 103,560
a
Total Short-Term Securities — 1.3%
(Cost: $ 3,618,257 ) .................................. 3,618,429
Security Value
Total Investments — 101 .1%
(Cost: $ 291,118,442 ) ................................ 293,640,062
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (3,141,855)
Net Assets — 100.0% ................................. $ 290,498,207
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 2,084,759  $ 1,430,021
(a)
$ —  $ 151  $ (62) $ 3,514,869  3,513,112  $ 3,283
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 93,449  10,111
(a)
—  —  —  103,560  103,560  1,792  —
$ 151  $ (62)
$ 3,618,429
$ 5,075  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 7 12/19/25 $ 461 $ 10,905

iShares
®
MSCI Netherlands ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,020,751  $ 268,000,882  $ —  $ 290,021,633
Short-Term Securities
Money Market Funds ...................................... 3,618,429  —  —  3,618,429
$ 25,639,180  $ 268,000,882  $ —  $ 293,640,062
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 10,905  $ —  $ —  $ 10,905
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)